SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accounting Policies [Line Items]
Revenue recognized	$ 12,926	$ 16,169	$ 22,958
Accumulated deficit	(660,321)	(683,825)
Capitalized balances related to sales commission	2,383	3,161
Warranty reserve amount	1,955	1,001
Research and development expenses	1,043	641	1,695
Provision for doubtful accounts	492	561
Bad debt expense (income)	69	9	65
Severance pay expenses	3,403	3,107	2,877
Contribution costs	631	603	545
Amortization of sales commission	$ 3,330	$ 3,078	$ 3,028
The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share	5,676,237	3,441,644	3,099,144
Network equipment [Member] | Minimum [Member]
Disclosure Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Network equipment [Member] | Maximum [Member]
Disclosure Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years